Premises and Equipment	12 Months Ended
Dec. 31, 2011
Premises and Equipment [Abstract]
Premises and Equipment
Note 6.	Premises and Equipment

Premises and equipment consisted of the following at December 31:

	2011	2010

Land	$3,765,799	$3,765,799
Buildings and improvements	11,064,498	11,043,738
Leasehold improvements	203,567	58,552
Furniture, fixtures and equipment	5,770,582	5,149,780
Vehicles	128,811	156,807
	20,933,257	20,174,676
Less accumulated depreciation	9,329,055	8,676,093
	$11,604,202	$11,498,583